Document and Entity Information	Oct. 30, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	FISERV INC
Amendment Flag	true
Entity Central Index Key	0000798354
Document Type	8-K/A
Document Period End Date	Oct. 30, 2020
Entity Incorporation State Country Code	WI
Entity File Number	1-38962
Entity Tax Identification Number	39-1506125
Entity Address, Address Line One	255 Fiserv Drive
Entity Address, City or Town	Brookfield
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53045
City Area Code	(262)
Local Phone Number	879-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	Fiserv, Inc. filed a Current Report on Form 8-K on November 2, 2020 (the “Original Form 8-K”) reporting, among other things, under Item 5.02 the appointment of Kevin M. Warren to its board of directors. Because Mr. Warren had not been appointed to serve on any committee of the board of directors at the time the Original Form 8-K was filed, disclosure of the committees of the board directors on which he would serve was not included in accordance with Instruction 2 to Item 5.02. Fiserv, Inc. hereby amends Item 5.02 of the Original Form 8-K to read in its entirety as set forth below.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	FISV
Security Exchange Name	NASDAQ
Senior Notes Due 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.375% Senior Notes due 2023
Trading Symbol	FISV23
Security Exchange Name	NASDAQ
Senior Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.125% Senior Notes due 2027
Trading Symbol	FISV27
Security Exchange Name	NASDAQ
Senior Notes Due 2030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.625% Senior Notes due 2030
Trading Symbol	FISV30
Security Exchange Name	NASDAQ
Senior Notes Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.250% Senior Notes due 2025
Trading Symbol	FISV25
Security Exchange Name	NASDAQ
Senior Notes Due 2031 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.000% Senior Notes due 2031
Trading Symbol	FISV31
Security Exchange Name	NASDAQ